Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000152510
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	I Shares
Trading Symbol	KCLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) returned +6.25% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Limited Duration I Shares Fund returned +6.11% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied and securities selected, and an underweight position in the Financial sector. An overweight position and securities selected in the Industrial sector contributed to relative total returns. Returns also benefitted from our ABS exposure, which is not represented in the index.

Our conservative stance towards the Financial sector was a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Limited Duration Fund, I Shares - $29179	Bloomberg U.S. Aggregate Bond Index (USD)* - $28428	Bloomberg 1-3 Year US Government/Credit Index (USD) - $29110
Feb/15	$25000	$25000	$25000
Oct/15	$25089	$25002	$25156
Oct/16	$25428	$26094	$25485
Oct/17	$25707	$26330	$25657
Oct/18	$25801	$25789	$25744
Oct/19	$27029	$28757	$27003
Oct/20	$27840	$30536	$27917
Oct/21	$27959	$30390	$27903
Oct/22	$26578	$25624	$26542
Oct/23	$27498	$25716	$27398
Oct/24	$29179	$28428	$29110

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Limited Duration Fund, I Shares	6.11%	1.54%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index (USD)	6.25%	1.51%	1.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 181,893,195
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 613,478
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$181,893,195	145	$613,478	82%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	0.7%
Health Care	1.1%
Utilities	1.6%
Consumer Discretionary	1.9%
Real Estate	2.5%
Consumer Staples	2.7%
Information Technology	3.1%
Industrials	3.6%
Financials	3.8%
Mortgage-Backed Securities	3.9%
Materials	4.3%
Energy	4.4%
U.S. Government Agency Mortgage-Backed Obligations	4.7%
Asset-Backed Securities	19.1%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	22.2%
U.S. Treasury Notes	4.375%	11/30/28	6.4%
U.S. Treasury Notes	4.375%	08/15/26	6.2%
U.S. Treasury Notes	3.875%	12/31/27	4.1%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.9%
U.S. Treasury Notes	3.500%	09/30/26	1.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.4%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.4%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.8%
TCW CLO, Ser 2022-2A, Cl A1R, TSFR3M + 1.280%	5.897%	10/20/32	0.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158706
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Limited Duration Fund
Class Name	Class S Shares
Trading Symbol	KCLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg 1-3 Year US Government/Credit Index (USD) returned +6.25% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Limited Duration Institutional Class S Shares returned +5.98% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied and securities selected, and an underweight position in the Financial sector. An overweight position and securities selected in the Industrial sector contributed to relative total returns. Returns also benefitted from our ABS exposure, which is not represented in the index.

Our conservative stance towards the Financial sector was a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that exposure to corporate credits with ample liquidity and selective securitized product with strong collateral remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Limited Duration Fund, Class S Shares - $11572	Bloomberg U.S. Aggregate Bond Index (USD)* - $11533	Bloomberg 1-3 Year US Government/Credit Index (USD) - $11598
Jul/15	$10000	$10000	$10000
Oct/15	$10024	$10143	$10023
Oct/16	$10148	$10586	$10154
Oct/17	$10261	$10682	$10222
Oct/18	$10294	$10462	$10257
Oct/19	$10773	$11666	$10758
Oct/20	$11087	$12388	$11123
Oct/21	$11124	$12329	$11117
Oct/22	$10564	$10396	$10575
Oct/23	$10919	$10433	$10916
Oct/24	$11572	$11533	$11598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Limited Duration Fund, Class S Shares	5.98%	1.44%	1.58%
Bloomberg U.S. Aggregate Bond Index (USD)*	10.55%	-0.23%	1.54%
Bloomberg 1-3 Year US Government/Credit Index (USD)	6.25%	1.51%	1.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 181,893,195
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 613,478
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$181,893,195	145	$613,478	82%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	0.7%
Health Care	1.1%
Utilities	1.6%
Consumer Discretionary	1.9%
Real Estate	2.5%
Consumer Staples	2.7%
Information Technology	3.1%
Industrials	3.6%
Financials	3.8%
Mortgage-Backed Securities	3.9%
Materials	4.3%
Energy	4.4%
U.S. Government Agency Mortgage-Backed Obligations	4.7%
Asset-Backed Securities	19.1%
U.S. Treasury Obligations	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.625%	11/15/26	22.2%
U.S. Treasury Notes	4.375%	11/30/28	6.4%
U.S. Treasury Notes	4.375%	08/15/26	6.2%
U.S. Treasury Notes	3.875%	12/31/27	4.1%
GNMA, Ser 2022-212, Cl HP	5.000%	06/20/43	1.9%
U.S. Treasury Notes	3.500%	09/30/26	1.6%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	1.4%
FHLMC, Ser 2020-5019, Cl DA	2.000%	05/25/41	1.4%
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3	2.850%	11/20/51	0.8%
TCW CLO, Ser 2022-2A, Cl A1R, TSFR3M + 1.280%	5.897%	10/20/32	0.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152509
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	I Shares
Trading Symbol	KCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Index (USD) returned +10.55% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Core Bond I Shares Class Fund returned +9.92% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied in the middle of the year and an underweight position in corporate credit, which was offsides of the aforementioned spread tightening trend. Security selection across the spread sectors contributed positive relative return effects.

Our conservative outlook on risk asset performance was again a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Core Bond Fund, I Shares - $28499	Bloomberg U.S. Aggregate Bond Index (USD) - $28428
Feb/15	$25000	$25000
Oct/15	$24955	$25002
Oct/16	$26099	$26094
Oct/17	$26664	$26330
Oct/18	$26109	$25789
Oct/19	$29157	$28757
Oct/20	$30761	$30536
Oct/21	$31104	$30390
Oct/22	$25916	$25624
Oct/23	$25927	$25716
Oct/24	$28499	$28428

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Core Bond Fund, I Shares	9.92%	-0.46%	1.36%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 237,332,718
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 706,989
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$237,332,718	238	$706,989	48%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.5%
Communication Services	0.6%
Materials	1.5%
Consumer Staples	1.6%
Information Technology	1.7%
Real Estate	2.0%
Industrials	2.1%
Utilities	2.1%
Energy	2.6%
Municipal Bonds	3.2%
Financials	4.2%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	21.1%
U.S. Treasury Obligations	32.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.6%
U.S. Treasury Notes	2.750%	05/31/29	4.6%
U.S. Treasury Notes	2.625%	05/31/27	3.9%
U.S. Treasury Notes	2.750%	08/15/32	3.6%
U.S. Treasury Notes	3.875%	09/30/29	2.7%
U.S. Treasury Bonds	4.000%	11/15/52	2.3%
U.S. Treasury Notes	3.750%	08/31/26	2.1%
U.S. Treasury Bonds	3.750%	08/15/41	1.9%
U.S. Treasury Bonds	2.875%	05/15/52	1.4%
U.S. Treasury Bonds	3.000%	05/15/45	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158704
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Core Bond Fund
Class Name	Class S Shares
Trading Symbol	KCCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Bloomberg U.S. Aggregate Index (USD) returned +10.55% for the year ended October 31, 2024. All sectors outperformed Treasuries as investors remained constructive on risk asset performance supported by a resilient domestic economy. Corporate credit performed the best due to substantial amounts of spread tightening over the year.

The Knights of Columbus Core Bond Class S Shares Fund returned +9.83% for the year, lagging the benchmark. The primary drivers of the portfolio underperformance for the year were a slight underweight to duration as interest rates rallied in the middle of the year and an underweight position in corporate credit, which was offsides of the aforementioned spread tightening trend. Security selection across the spread sectors contributed positive relative return effects.

Our conservative outlook on risk asset performance was again a headwind for the Fund’s performance over the prior year. The U.S. economy proved stronger than expected with overall activity, as well as labor market conditions, remaining stable despite the restrictive Federal Reserve policy stance. Corporate credit spreads are now at their tightest levels since the late 1990s as the market digests a pivot in central bank policy as well as the upcoming new federal government. We continue to believe that wider spreads in higher-rated securitized product positions remain the more attractive option for investor capital, and we remain focused on generating high-quality carry returns in this environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Core Bond Fund, Class S Shares - $11490	Bloomberg U.S. Aggregate Bond Index (USD) - $11533
Jul/15	$10000	$10000
Oct/15	$10139	$10143
Oct/16	$10590	$10586
Oct/17	$10832	$10682
Oct/18	$10600	$10462
Oct/19	$11815	$11666
Oct/20	$12453	$12388
Oct/21	$12567	$12329
Oct/22	$10480	$10396
Oct/23	$10462	$10433
Oct/24	$11490	$11533

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Core Bond Fund, Class S Shares	9.83%	-0.56%	1.50%
Bloomberg U.S. Aggregate Bond Index (USD)	10.55%	-0.23%	1.54%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 237,332,718
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 706,989
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$237,332,718	238	$706,989	48%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.5%
Communication Services	0.6%
Materials	1.5%
Consumer Staples	1.6%
Information Technology	1.7%
Real Estate	2.0%
Industrials	2.1%
Utilities	2.1%
Energy	2.6%
Municipal Bonds	3.2%
Financials	4.2%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	12.8%
U.S. Government Agency Mortgage-Backed Obligations	21.1%
U.S. Treasury Obligations	32.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.6%
U.S. Treasury Notes	2.750%	05/31/29	4.6%
U.S. Treasury Notes	2.625%	05/31/27	3.9%
U.S. Treasury Notes	2.750%	08/15/32	3.6%
U.S. Treasury Notes	3.875%	09/30/29	2.7%
U.S. Treasury Bonds	4.000%	11/15/52	2.3%
U.S. Treasury Notes	3.750%	08/31/26	2.1%
U.S. Treasury Bonds	3.750%	08/15/41	1.9%
U.S. Treasury Bonds	2.875%	05/15/52	1.4%
U.S. Treasury Bonds	3.000%	05/15/45	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214840
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Long/Short Equity Fund
Class Name	I Shares
Trading Symbol	KCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$198	1.85%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The benchmark HFRX Equity Market Neutral Index rose +8.14% from October 31st, 2023, through October 31st, 2024, and the widely used S&P 500 benchmark returned +38.02%. The Knights of Columbus Long/Short Equity Fund rose +13.72% net over the same period. This performance was achieved despite our gross remaining consistently under 120% and our ex-post realized beta being just 0.16.

The headwinds that we faced in FYE 2024 accelerated.

Specifically:

  The 10 biggest contributors to the S&P 500 accounted for 47% of the benchmark return.

  ARKK, a common benchmark for low-quality stocks exploded higher, rising nearly 31%.

  And the trillions of loss-making stocks avoided their day of reckoning as the proverbial can was kicked down the road.

Yet the Fund did well despite the persistence of these headwinds. Here is why:

Long Portfolio: Our longs had over an 80% hit-rate. Without playing in the dangerous names discussed above, we made our money in mispriced blue-chip stocks that offered a significant margin of safety.

Short Portfolio: 2024 was a year where our proprietary mix of fundamental and quantitative risk controls proved invaluable. In our idiosyncratic single-stock book of shorts, our average drag was only -14bps. We view this as a non-trivial accomplishment.

Outlook:  One of the benefits of working for the Knight’s CIO is he is a student of markets, knows it is never different this time, and has a history of sticking with proven but out of favor investment strategies. An investment program helmed by someone with less depth, knowledge and patience fractures the alignment we feel with both the Knights of Columbus Asset Advisors (“KOCAA”) and their investors who we are honored to serve. We believe the importance of our strategy’s non-correlated returns has never been higher.

As Warren E. Buffett ("Mr. Buffett") builds a $300bn+ cash pile, we think he sees what we do: an unsustainable decoupling of aggregate valuations. Unlike Mr. Buffett, we do not have $100s of billions to invest. That allows us to partake in some of the remarkable bargains we see on the long side while pairing this with a mix of shorts that suffer from unsustainable valuations and dubious capital allocation.

Your managers continue to have substantially all our liquid net worth invested in strategies managed by the sub-advisor L2. Your fund managers have well over $1ml invested in KCEIX, specifically. We look forward to the years ahead and thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Long/Short Equity Fund, I Shares - $32819	Bloomberg US 1000 Index (TR) (USD)* - $48635	HFRX Equity Market Neutral Index (TR) (USD) - $26647	Bloomberg Intermediate US Corporate Index (TR) (USD) - $27072	S&P 500 Index (TR) - $49524
Dec/19	$25000	$25000	$25000	$25000	$25000
Oct/20	$21555	$26983	$23253	$26573	$26696
Oct/21	$24183	$38780	$23881	$26762	$38153
Oct/22	$28427	$32225	$23883	$23503	$32578
Oct/23	$28859	$35267	$24642	$24385	$35883
Oct/24	$32819	$48635	$26647	$27072	$49524

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Knights of Columbus Long/Short Equity Fund, I Shares	13.72%	5.69%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.49%
HFRX Equity Market Neutral Index (TR) (USD)	8.14%	1.31%
Bloomberg Intermediate US Corporate Index (TR) (USD)	11.02%	1.63%
S&P 500 Index (TR)	38.02%	14.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 136,005,126
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,460,089
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$136,005,126	93	$1,460,089	51%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Exchange Traded Funds	-28.3%
Consumer Staples	-0.8%
Real Estate	-0.5%
Materials	-0.2%
Purchased Option	0.4%
Energy	2.0%
Industrials	3.0%
Health Care	4.0%
Communication Services	6.3%
Financials	12.2%
Information Technology	14.4%
Consumer Discretionary	15.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AppLovin, Cl A	4.3%
Expedia Group	2.5%
Synchrony Financial	2.2%
Meta Platforms, Cl A	2.1%
Owens Corning	2.0%
International Business Machines	2.0%
Corpay	2.0%
Apple	1.9%
Airbnb, Cl A	1.9%
Alphabet, Cl A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152512
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	I Shares
Trading Symbol	KCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$89	0.76%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Value Index for November, December, January and February, and the Bloomberg 1000 Value Index for the rest of the year.

The Russell 1000 Value Index rose +30.98% for the year ended October 31, 2024, while the Bloomberg 1000 Value rose +29.59%. Despite a slight lull in the summer, the indices steadily climbed higher for much of the year. Every sector was positive with Financials (+53%) and Industrials (+44%) leading the way while Energy (+7%) and Health Care (+16%) were the biggest laggards. Securities restricted from investment for Catholic principles underperformed for the year, rising +24% while unrestricted members rose +33%.

The Fund I Shares returned +33.92% during this period. The Health Care sector helped performance. Boston Scientific Corp. (1.6% Average Wgt., +64.1% Total Return) rose 64.1%. The company had several strong earnings reports where they beat expectations on revenue and earnings and raised their full year guidance. Select Medical Holdings Corp. (1.1%, +43.6%) also performed well due to strong earnings reports. They continue normalizing the business towards pre-COVID levels and announced the spin-off of their Concentra business segment.

The Consumer Staples sector detracted from value. Monster Beverage Corp. (1.3%, +3.1%) finished higher but failed to keep up with peers as industry-wide growth in energy drink sales slowed. Also, Monster’s US market share continues to shrink. Mondelez International, Inc. (1.5%, +6.0%) finished higher but also failed to keep up with peers. The company gave weaker than expected guidance for several periods, citing cocoa price inflation as the problem.

Macroeconomic trends and overall economic activity in the U.S. have stayed stronger than expected, lowering expectations for interest rate cuts as the year has progressed and moving yields higher. Trump’s election wins also pushed yields higher as many economists (but not all) believe his tariff proposals will prove inflationary. The rate on 10-year treasury bonds stands at 4.42%, a level last seen in early July 2024, with the looming question of where rates go from here. We are maintaining current positioning for now as we continue to assess macroeconomic trends and potential Trump Administration polices to gauge impacts on economic growth, inflation, and interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Large Cap Value Fund, I Shares - $60662	Bloomberg US 1000 Index (TR) (USD)* - $78505	Bloomberg US 1000 Value Index (TR) (USD)** - $59884	Russell 1000 Value Index (USD) - $56590
Feb/15	$25000	$25000	$25000	$25000
Oct/15	$24159	$24883	$24496	$24320
Oct/16	$24911	$25964	$26016	$25870
Oct/17	$30560	$32132	$31296	$30470
Oct/18	$31406	$34310	$32328	$31394
Oct/19	$35019	$39237	$35675	$34915
Oct/20	$32151	$43554	$31908	$32273
Oct/21	$47013	$62597	$47187	$46395
Oct/22	$43849	$52017	$46686	$43148
Oct/23	$45297	$56926	$46212	$43206
Oct/24	$60662	$78505	$59884	$56590

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Value Fund, I Shares	33.92%	11.61%	9.59%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.55%
Bloomberg US 1000 Value Index (TR) (USD)**	29.59%	10.92%	9.44%
Russell 1000 Value Index (USD)	30.98%	10.14%	8.80%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 234,654,152
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,214,842
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$234,654,152	76	$1,214,842	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.5%
Communication Services	5.3%
Consumer Discretionary	6.1%
Utilities	6.6%
Real Estate	6.6%
Information Technology	7.8%
Energy	8.7%
Health Care	8.7%
Consumer Staples	10.6%
Industrials	11.7%
Financials	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.2%
AT&T	2.8%
Cisco Systems	2.5%
Berkshire Hathaway, Cl B	2.5%
JPMorgan Chase	2.4%
Entergy	2.2%
3M	1.9%
Ameriprise Financial	1.8%
Bank of America	1.8%
General Motors	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Value Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Value Index to the Bloomberg 1000 Value Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158710
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Value Fund
Class Name	Class S
Trading Symbol	KCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Value Index for November, December, January and February, and the Bloomberg 1000 Value Index for the rest of the year.

The Russell 1000 Value Index rose +30.98% for the year ended October 31, 2024, while the Bloomberg 1000 Value rose +29.59%. Despite a slight lull in the summer, the indices steadily climbed higher for much of the year. Every sector was positive with Financials (+53%) and Industrials (+44%) leading the way while Energy (+7%) and Health Care (+16%) were the biggest laggards. Securities restricted from investment for Catholic principles underperformed for the year, rising +24% while unrestricted members rose +33%.

The Fund Class S Shares returned +33.79% during this period. The Health Care sector helped performance. Boston Scientific Corp. (1.6% Average Wgt., +64.1% Total Return) rose 64.1%. The company had several strong earnings reports where they beat expectations on revenue and earnings and raised their full year guidance. Select Medical Holdings Corp. (1.1%, +43.6%) also performed well due to strong earnings reports. They continue normalizing the business towards pre-COVID levels and announced the spin-off of their Concentra business segment.

The Consumer Staples sector detracted from value. Monster Beverage Corp. (1.3%, +3.1%) finished higher but failed to keep up with peers as industry-wide growth in energy drink sales slowed. Also, Monster’s US market share continues to shrink. Mondelez International, Inc. (1.5%, +6.0%) finished higher but also failed to keep up with peers. The company gave weaker than expected guidance for several periods, citing cocoa price inflation as the problem.

Macroeconomic trends and overall economic activity in the U.S. have stayed stronger than expected, lowering expectations for interest rate cuts as the year has progressed and moving yields higher. Trump’s election wins also pushed yields higher as many economists (but not all) believe his tariff proposals will prove inflationary. The rate on 10-year treasury bonds stands at 4.42%, a level last seen in early July 2024, with the looming question of where rates go from here. We are maintaining current positioning for now as we continue to assess macroeconomic trends and potential Trump Administration polices to gauge impacts on economic growth, inflation, and interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Large Cap Value Fund, Class S Shares - $24144	Bloomberg US 1000 Index (TR) (USD)* - $31075	Bloomberg US 1000 Value Index (TR) (USD)** - $23872	Russell 1000 Value Index (USD) - $22568
Jul/15	$10000	$10000	$10000	$10000
Oct/15	$9690	$9850	$9765	$9699
Oct/16	$9988	$10277	$10371	$10317
Oct/17	$12251	$12719	$12476	$12151
Oct/18	$12575	$13581	$12887	$12520
Oct/19	$14008	$15531	$14221	$13924
Oct/20	$12847	$17240	$12720	$12870
Oct/21	$18768	$24778	$18810	$18502
Oct/22	$17487	$20590	$18611	$17207
Oct/23	$18046	$22534	$18422	$17230
Oct/24	$24144	$31075	$23872	$22568

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Value Fund, Class S Shares	33.79%	11.50%	9.93%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.96%
Bloomberg US 1000 Value Index (TR) (USD)**	29.59%	10.92%	9.80%
Russell 1000 Value Index (USD)	30.98%	10.14%	9.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 234,654,152
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,214,842
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$234,654,152	76	$1,214,842	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.5%
Communication Services	5.3%
Consumer Discretionary	6.1%
Utilities	6.6%
Real Estate	6.6%
Information Technology	7.8%
Energy	8.7%
Health Care	8.7%
Consumer Staples	10.6%
Industrials	11.7%
Financials	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.2%
AT&T	2.8%
Cisco Systems	2.5%
Berkshire Hathaway, Cl B	2.5%
JPMorgan Chase	2.4%
Entergy	2.2%
3M	1.9%
Ameriprise Financial	1.8%
Bank of America	1.8%
General Motors	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Value Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Value Index to the Bloomberg 1000 Value Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152511
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	I Shares
Trading Symbol	KCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$91	0.76%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Growth Index from October 2023 to February 2024 and the Bloomberg 1000 Growth Index from March 2024 and beyond.

Fiscal year 2024 generated another year of strong returns for the large-cap growth stocks as the Russell 1000 Growth Index and Bloomberg 1000 Growth Index generated returns of +43.77% and +41.80%, respectively. Continued excitement over artificial intelligence, earnings resilience and prospects of an accommodative Federal Reserve lowering short-term interest rates overcame any trepidation from multiple wars, US elections or fears of a slowing consumer. Breadth increased over the prior year as a wider array of sectors participated in the rally. The Utilities sector, though small, outperformed at +139% in Russell and +55% in Bloomberg as investors began to understand the energy requirements to enable AI computations. Communication Services (+56% / +54%) and Information Technology (+54% / +52%) also outperformed, while Energy (+24% / +4%), Health Care (+24% / +26%) and Consumer Staples (+25% / +22%) were the laggards.

The Fund I Shares gained +40.23% for the fiscal year and underperformed the benchmarks. Cash accounted for the majority of underperformance, despite a moderate weight, given the strength of the rally. Stock selection in Consumer Discretionary also hurt, as did Consumer Staples. Catholic restrictions aided relative performance during the year as stocks restricted for investment underperformed the investable options. Stock selection in Real Estate and Communication Services also helped.

Portfolio positioning exiting the fiscal year can best be described as “neutral.” Sector weights were generally in line, with the few deviations largely driven by Catholic restrictions. Aggregate factor exposures presented a similarly neutral view, accounting for very little active risk, and individual factor exposures were also atypically low. The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting away from the homogeny of the “Magnificent 7” mega cap tech stocks. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Large Cap Growth Fund, I Shares - $73613	Bloomberg US 1000 Index (TR) (USD)* - $78505	Bloomberg US 1000 Growth Index (TR) (USD)** - $93390	Russell 1000 Growth Index (USD) (TR) - $104475
Feb/15	$25000	$25000	$25000	$25000
Oct/15	$25039	$24883	$25266	$25454
Oct/16	$24571	$25964	$25889	$26035
Oct/17	$31070	$32132	$32822	$33771
Oct/18	$33557	$34310	$35956	$37388
Oct/19	$37230	$39237	$42235	$43783
Oct/20	$46848	$43554	$53157	$56575
Oct/21	$62826	$62597	$75718	$81021
Oct/22	$45006	$52017	$57332	$61092
Oct/23	$52493	$56926	$65861	$72670
Oct/24	$73613	$78505	$93390	$104475

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Growth Fund, I Shares	40.23%	14.61%	11.80%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.55%
Bloomberg US 1000 Growth Index (TR) (USD)**	41.80%	17.20%	14.58%
Russell 1000 Growth Index (USD) (TR)	43.77%	19.00%	15.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 230,670,206
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,223,144
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$230,670,206	76	$1,223,144	44%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.7%
Utilities	1.2%
Materials	1.7%
Real Estate	2.2%
Consumer Staples	4.2%
Health Care	7.3%
Industrials	7.9%
Financials	8.8%
Consumer Discretionary	9.2%
Communication Services	12.9%
Information Technology	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.9%
Microsoft	8.6%
Apple	8.6%
Meta Platforms, Cl A	3.9%
Alphabet, Cl A	3.2%
Alphabet, Cl C	2.7%
Broadcom	2.6%
Berkshire Hathaway, Cl B	2.0%
Tesla	1.8%
Netflix	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Growth Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Growth Index to the Bloomberg 1000 Growth Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158708
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Large Cap Growth Fund
Class Name	Class S
Trading Symbol	KCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$103	0.86%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 1000 Growth Index from October 2023 to February 2024 and the Bloomberg 1000 Growth Index from March 2024 and beyond.

Fiscal year 2024 generated another year of strong returns for the large-cap growth stocks as the Russell 1000 Growth Index and Bloomberg 1000 Growth Index generated returns of +43.77% and +41.80%, respectively. Continued excitement over artificial intelligence, earnings resilience and prospects of an accommodative Federal Reserve lowering short-term interest rates overcame any trepidation from multiple wars, US elections or fears of a slowing consumer. Breadth increased over the prior year as a wider array of sectors participated in the rally. The Utilities sector, though small, outperformed at +139% in Russell and +55% in Bloomberg as investors began to understand the energy requirements to enable AI computations. Communication Services (+56% / +54%) and Information Technology (+54% / +52%) also outperformed, while Energy (+24% / +4%), Health Care (+24% / +26%) and Consumer Staples (+25% / +22%) were the laggards.

The Fund Class S Shares gained +40.06% for the fiscal year and underperformed the benchmarks. Cash accounted for the majority of underperformance, despite a moderate weight, given the strength of the rally. Stock selection in Consumer Discretionary also hurt, as did Consumer Staples. Catholic restrictions aided relative performance during the year as stocks restricted for investment underperformed the investable options. Stock selection in Real Estate and Communication Services also helped.

Portfolio positioning exiting the fiscal year can best be described as “neutral.” Sector weights were generally in line, with the few deviations largely driven by Catholic restrictions. Aggregate factor exposures presented a similarly neutral view, accounting for very little active risk, and individual factor exposures were also atypically low. The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting away from the homogeny of the “Magnificent 7” mega cap tech stocks. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Large Cap Growth Fund, Class S Shares - $28580	Bloomberg US 1000 Index (TR) (USD)* - $31075	Bloomberg US 1000 Growth Index (TR) (USD)** - $36708	Russell 1000 Growth Index (USD) (TR) - $41054
Jul/15	$10000	$10000	$10000	$10000
Oct/15	$9788	$9850	$9931	$10002
Oct/16	$9601	$10277	$10176	$10231
Oct/17	$12142	$12719	$12901	$13270
Oct/18	$13112	$13581	$14133	$14692
Oct/19	$14531	$15531	$16601	$17204
Oct/20	$18266	$17240	$20894	$22231
Oct/21	$24463	$24778	$29761	$31837
Oct/22	$17518	$20590	$22535	$24006
Oct/23	$20406	$22534	$25887	$28556
Oct/24	$28580	$31075	$36708	$41054

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Large Cap Growth Fund, Class S Shares	40.06%	14.49%	11.94%
Bloomberg US 1000 Index (TR) (USD)*	37.91%	14.88%	12.96%
Bloomberg US 1000 Growth Index (TR) (USD)**	41.80%	17.20%	15.00%
Russell 1000 Growth Index (USD) (TR)	43.77%	19.00%	16.39%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 230,670,206
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,223,144
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$230,670,206	76	$1,223,144	44%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.7%
Utilities	1.2%
Materials	1.7%
Real Estate	2.2%
Consumer Staples	4.2%
Health Care	7.3%
Industrials	7.9%
Financials	8.8%
Consumer Discretionary	9.2%
Communication Services	12.9%
Information Technology	40.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	8.9%
Microsoft	8.6%
Apple	8.6%
Meta Platforms, Cl A	3.9%
Alphabet, Cl A	3.2%
Alphabet, Cl C	2.7%
Broadcom	2.6%
Berkshire Hathaway, Cl B	2.0%
Tesla	1.8%
Netflix	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On February 29, 2024, Knights of Columbus Large Cap Growth Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 1000 Growth Index to the Bloomberg 1000 Growth Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152513
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	I Shares
Trading Symbol	KCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 2000 Index from October 2023 to February 2024 and the Bloomberg 2000 Index from March 2024 and beyond.

Fiscal year 2024 was a strong – albeit volatile – year for small caps, as the Russell 2000 Index was up +34.07% and the Bloomberg 2000 Index was up +34.80%. Small caps traded up sharply in November and December 2023, materially outperforming the large cap Bloomberg 1000 Index in those two months – short-term bucking the trend of large cap outperformance that has been in place since early 2021. The last three months of the fiscal year brought incremental volatility with the short term 9% pull back in early August due to a Yen carry trade unwind, as well as the 6% small cap pullback post Labor Day that also proved to be a buyable dip just ahead of the September FOMC meeting which gave the market its first rate cut since the COVID-driven cuts in early 2020. Within the small cap benchmark, Information Technology and Financials led for the fiscal year, while Energy and Utilities lagged.

In fiscal year 2024, the Fund I Shares was up +32.20%, underperforming the benchmark by 259 basis points (bps).

The Healthcare sector was the largest area of outperformance for the Fund due to selection and allocation. Lantheus Holdings, Inc. (1.0% Average Wgt, +67.8% Total Return) and Insmed Inc. (1.0%, +139.7%) were the biggest contributors to outperformance, with holding period returns of +61.0% and +196.4%, respectively. Conversely, the Information Technology sector was the biggest detractor of relative performance. Sprout Social, Inc. (0.8%, -50.3%) and DoubleVerify Holdings, Inc. (0.7%, -53.6%) were the biggest detractors to performance, with holding period returns of -29.5% and -38.7%, respectively.

Portfolio positioning can continue to best be described as “neutral.” The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive growth companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Small Cap Fund, I Shares - $48652	Bloomberg US 3000 Index (TR) (USD)* - $76556	Bloomberg 2000 Index (TR) (USD)** - $53138	Russell 2000 Index (USD) - $50832
Feb/15	$25000	$25000	$25000	$25000
Oct/15	$24801	$24793	$23790	$23766
Oct/16	$24135	$25873	$24890	$24743
Oct/17	$30896	$32068	$31451	$31634
Oct/18	$30002	$34142	$32300	$32220
Oct/19	$31326	$38778	$33331	$33801
Oct/20	$29982	$42782	$33599	$33754
Oct/21	$46407	$61794	$52800	$50902
Oct/22	$37777	$51278	$43013	$41464
Oct/23	$36801	$55574	$39420	$37913
Oct/24	$48652	$76556	$53138	$50832

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Small Cap Fund, I Shares	32.20%	9.20%	7.12%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	14.57%	12.25%
Bloomberg 2000 Index (TR) (USD)**	34.80%	9.78%	8.10%
Russell 2000 Index (USD)	34.07%	8.50%	7.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,347,130
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,107,108
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,347,130	93	$1,107,108	71%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.4%
Materials	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	3.5%
Real Estate	7.2%
Information Technology	11.3%
Consumer Discretionary	12.1%
Industrials	15.4%
Health Care	17.2%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Herc Holdings	1.9%
Tanger	1.8%
RadNet	1.8%
KB Home	1.7%
Brink's	1.6%
Sterling Infrastructure	1.6%
Belden	1.6%
Merit Medical Systems	1.6%
COPT Defense Properties	1.5%
TRI Pointe Group	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On February 29, 2024, Knights of Columbus Small Cap Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 2000 Index to the Bloomberg 2000 Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158713
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Small Cap Fund
Class Name	Class S
Trading Symbol	KCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the Russell 2000 Index from October 2023 to February 2024 and the Bloomberg 2000 Index from March 2024 and beyond.

Fiscal year 2024 was a strong – albeit volatile – year for small caps, as the Russell 2000 Index was up +34.07% and the Bloomberg 2000 Index was up +34.80%. Small caps traded up sharply in November and December 2023, materially outperforming the large cap Bloomberg 1000 Index in those two months – short-term bucking the trend of large cap outperformance that has been in place since early 2021. The last three months of the fiscal year brought incremental volatility with the short term 9% pull back in early August due to a Yen carry trade unwind, as well as the 6% small cap pullback post Labor Day that also proved to be a buyable dip just ahead of the September FOMC meeting which gave the market its first rate cut since the COVID-driven cuts in early 2020. Within the small cap benchmark, Information Technology and Financials led for the fiscal year, while Energy and Utilities lagged.

In fiscal year 2024, the Fund Class S Shares was up +32.07%, underperforming the benchmark by 259 basis points (bps).

The Healthcare sector was the largest area of outperformance for the Fund due to selection and allocation. Lantheus Holdings, Inc. (1.0% Average Wgt, +67.8% Total Return) and Insmed Inc. (1.0%, +139.7%) were the biggest contributors to outperformance, with holding period returns of +61.0% and +196.4%, respectively. Conversely, the Information Technology sector was the biggest detractor of relative performance. Sprout Social, Inc. (0.8%, -50.3%) and DoubleVerify Holdings, Inc. (0.7%, -53.6%) were the biggest detractors to performance, with holding period returns of -29.5% and -38.7%, respectively.

Portfolio positioning can continue to best be described as “neutral.” The neutral positioning is reflective of our view that breadth within the growth landscape is improving and signs that leadership may be shifting. We are balancing upside participating in higher-growth, higher-momentum names against downside protection in stable/defensive growth companies. We expect to retain our neutral-ish view as we seek further evidence of the next stage of market leadership and evaluate the macroeconomic and geopolitical environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Small Cap Fund, Class S Shares - $18280	Bloomberg US 3000 Index (TR) (USD)* - $30243	Bloomberg 2000 Index (TR) (USD)** - $20524	Russell 2000 Index (USD) - $19593
Jul/15	$10000	$10000	$10000	$10000
Oct/15	$9393	$9794	$9188	$9161
Oct/16	$9139	$10221	$9613	$9537
Oct/17	$11687	$12668	$12148	$12193
Oct/18	$11333	$13487	$12475	$12419
Oct/19	$11828	$15319	$12873	$13029
Oct/20	$11308	$16901	$12977	$13011
Oct/21	$17476	$24411	$20393	$19620
Oct/22	$14224	$20257	$16613	$15982
Oct/23	$13841	$21954	$15225	$14614
Oct/24	$18280	$30243	$20524	$19593

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Small Cap Fund, Class S Shares	32.07%	9.10%	6.70%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	14.57%	12.63%
Bloomberg 2000 Index (TR) (USD)**	34.80%	9.78%	8.03%
Russell 2000 Index (USD)	34.07%	8.50%	7.49%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,347,130
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,107,108
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,347,130	93	$1,107,108	71%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	1.4%
Materials	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	3.5%
Real Estate	7.2%
Information Technology	11.3%
Consumer Discretionary	12.1%
Industrials	15.4%
Health Care	17.2%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Herc Holdings	1.9%
Tanger	1.8%
RadNet	1.8%
KB Home	1.7%
Brink's	1.6%
Sterling Infrastructure	1.6%
Belden	1.6%
Merit Medical Systems	1.6%
COPT Defense Properties	1.5%
TRI Pointe Group	1.5%

Material Fund Change [Text Block]

Material Fund Changes

On February 29, 2024, Knights of Columbus Small Cap Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the Russell 2000 Index to the Bloomberg 2000 Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214842
Shareholder Report [Line Items]
Fund Name	Knights of Columbus U.S. All Cap Index Fund
Class Name	I Shares
Trading Symbol	KCXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$30	0.25%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The broad U.S. stock market, as defined by the Knights of Columbus U.S. All Cap Index, rose +40.16% from October 31, 2023 to October 31, 2024.

Reflecting this environment, The Knights of Columbus Index Fund rose +39.93% as the portfolio continues to execute on its objective to maintain securities’ weightings in accordance with the index.

The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market that is consistent with USCCB guidelines closely tracked its target index, the Knights of Columbus U.S. All Cap Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus U.S. All Cap Index Fund, I Shares - $47328	Bloomberg US 3000 Index (TR) (USD)* - $46234	Solactive Knights of Columbus U.S. All Cap Index (TR) (USD) - $47944
Dec/19	$25000	$25000	$25000
Oct/20	$25771	$25837	$25905
Oct/21	$37783	$37319	$38134
Oct/22	$30836	$30968	$31175
Oct/23	$33822	$33562	$34207
Oct/24	$47328	$46234	$47944

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Knights of Columbus U.S. All Cap Index Fund, I Shares	39.93%	14.10%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	13.55%
Solactive Knights of Columbus U.S. All Cap Index (TR) (USD)	40.16%	14.41%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 188,056,020
Holdings Count | Holding	2,502
Advisory Fees Paid, Amount	$ 32,674
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$188,056,020	2,502	$32,674	3%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Warrant	0.0%
Total Return Swaps	0.0%
Utilities	2.8%
Materials	2.9%
Health Care	3.0%
Real Estate	3.1%
Consumer Staples	3.2%
Energy	4.2%
Consumer Discretionary	7.8%
Industrials	9.2%
Communication Services	9.9%
Financials	15.7%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.3%
NVIDIA	6.7%
Microsoft	6.3%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.9%
Broadcom	1.7%
Tesla	1.5%
JPMorgan Chase	1.3%
Berkshire Hathaway, Cl B	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000214836
Shareholder Report [Line Items]
Fund Name	Knights of Columbus Real Estate Fund
Class Name	I Shares
Trading Symbol	KCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the FTSE NAREIT Equity REITS Index for November, December, January and February, and the Bloomberg US 3000 REIT Index for the rest of the year.

The FTSE NAREIT Equity REITS Index rose +36.80% for the year ended October 31, 2024, while the Bloomberg US 3000 REIT Index rose +37.75%. The indices rose at the end of 2023, then were roughly flat for months until they picked up again starting in July. The Office REITs and Health Care REITs sub-industries led the way higher, up +68% and +52%, respectively. Mortgage REITs and Timber REITs brought up the rear, falling by -30% and -7%, respectively. Securities restricted from investment for Catholic principles had minimal impact, rising the same amount that unrestricted securities rose.

The Fund I Shares returned +30.53% during this period. Industrial REIT Rexford Industrial Realty, Inc. (4.5% Average Wgt., +2.5% Total Return) rose 2.5% but failed to keep up with peers. Real Estate Operating Company Kennedy-Wilson Holdings, Inc. (2.6%, -4.4%) finished lower. Their multi-family properties, particularly in California, dragged on performance and they also had to take asset mark-downs.

Retail REITs added value from allocation and selection. Overall retail spending in the US stayed stronger than expected. Acadia Realty Trust (3.7%, +77.8%) finished higher by 77.8%. The company posted solid earnings reports with strong same store net operating income growth and healthy cash rent spreads. Urban Edge Properties (1.0%, +32.7%) finished higher. They realized healthy same store net operating income growth along with high occupancy levels and remained active in acquiring and selling various properties.

The rate on 10-year treasury bonds currently stands at 4.42%, a level last seen in early July 2024. However, at that time, the Bloomberg US 3000 REIT Index was approximately 12% lower than today. With values of real estate investments highly dependent on the level and direction of interest rates, the large question looming is what happens to rates. The Bloomberg US 3000 REIT Index hit its 2024 peak in September as rates were bottoming and has pulled back some since. We are maintaining current positioning for now as we continue to assess macroeconomic trends and potential Trump Administration polices to gauge impacts on economic growth, inflation, and interest rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus Real Estate Fund, I Shares - $31879	Bloomberg US 3000 Index (TR) (USD)* - $50401	Bloomberg US 3000 REIT Total Return Index** - $30927	FTSE Nareit Equity REITs Index (TR) (USD) - $31658
Sep/19	$25000	$25000	$25000	$25000
Oct/19	$25825	$25530	$25269	$25341
Oct/20	$22793	$28166	$21296	$19924
Oct/21	$31832	$40683	$31083	$30245
Oct/22	$26810	$33759	$25049	$24647
Oct/23	$24423	$36588	$23059	$23142
Oct/24	$31879	$50401	$30927	$31658

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus Real Estate Fund, I Shares	30.53%	4.30%	4.89%
Bloomberg US 3000 Index (TR) (USD)*	37.75%	14.57%	14.77%
Bloomberg US 3000 REIT Total Return Index**	34.12%	4.12%	4.27%
FTSE Nareit Equity REITs Index (TR) (USD)	36.80%	4.55%	4.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,182,357
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,171,020
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$152,182,357	30	$1,171,020	114%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate Services	2.6%
Office	2.7%
Diversified	2.9%
Hotel & Resort	3.8%
Self-Storage	4.1%
Multi-Family Residential	5.0%
Single-Family Residential	5.5%
Data Center	7.7%
Other Specialized	9.2%
Telecom Tower	10.4%
Industrial	13.1%
Health Care	14.9%
Retail	17.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Equinix	7.7%
American Tower	7.3%
Welltower	5.8%
Prologis	5.1%
Iron Mountain	4.3%
Public Storage	4.1%
VICI Properties, Cl A	4.0%
Kimco Realty	3.2%
Omega Healthcare Investors	3.2%
Americold Realty Trust	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of material changes made to the Fund since November 1, 2023:

  The investment subadvisory agreement, dated July 24, 2019, by and between Ranger Global Real Estate Advisors, LLC and the Knights of Columbus Asset Advisors LLC was terminated effective as of May 7, 2024.

  Effective May 31, 2024, following shareholder approval on May 30, 2024, the Fund’s diversification classification changed from “diversified” to “non-diversified,” which means that this Fund may invest a larger percentage of the Fund’s assets in a smaller number of issuers than a diversified fund.

   Effective March 1, 2024, Knights of Columbus Global Real Estate Fund changed its primary benchmark, with approval of the Funds’ Board of Trustees, from the FTSE Nareit Equity REITs Index to the Bloomberg US 3000 REIT Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

  Effective May 7, 2024, the management fee for the Real Estate Fund decreased from 0.85% to 0.80% of the average daily net assets of the Fund.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000152514
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	I Shares
Trading Symbol	KCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the FTSE All World ex-US Index from October 2023 to February 2024 and the Bloomberg World ex US Large & Mid Cap Index from March 2024 and beyond.

Global equities showed strength throughout the fiscal year, with the FTSE index rising +24.92% and the Bloomberg index rising +24.55%. There were only a few short drawdowns along the way. There were several volatile patches in the uptrend. In July, Japanese equities fell sharply as currency carry trades reversed, and markets were generally weak. Then in late September, Chinese equities shot up after the government announced some long-anticipated stimulus measures. The global economic outlook remained stronger than expected. Most national economies remained steady and some actually saw GDP estimates raised.

Top sectors included Technology and Financials, which were strong across the board. The weakest sectors were Energy and Consumer Staples, which weakened partly due to the number of people substituting weight loss pills for sugary drinks and snacks. Canada was the strongest region, buoyed by its high concentration of Financials. Latin America was by far the weakest region as the two largest countries, Brazil and Mexico, barely managed positive returns.

The Fund I Shares appreciated +24.06% behind both benchmarks. Consumer Discretionary added the most to performance. Our top holdings were retail-oriented, including Spanish fast fashion company Industria de Diseno Textil SA (1.3% Average Wgt., +70.4% Total Return) and Canadian chain Dollarama Inc. (1.0%, +52.8%). The sector that detracted the most from performance was Health Care. We did not own Danish drug maker Novo-Nordisk A/S or Switzerland-based Roche Holding AG, and they returned +17.2% and +25.5%, respectively.

While many investor concerns remain, such as the path of inflation, interest rates, and the economy, one of the larger uncertainties of the next year will be decisions from the new administration in the US, elected only days after the past fiscal year for the Fund ended. Global trade implications will be at the top of the list. According to our risk management philosophy, we aim to perform well while balancing risks in the portfolio across regions, sectors, and individual holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus International Equity Fund, I Shares - $42232	Bloomberg World ex-US Large-Mid Total Return Index* - $41454	FTSE All-World Ex US Index (TR) (USD)** - $41639
Feb/15	$25000	$25000	$25000
Oct/15	$23126	$23502	$23526
Oct/16	$24079	$23704	$23752
Oct/17	$30869	$29417	$29410
Oct/18	$28942	$27216	$27139
Oct/19	$31240	$29439	$30362
Oct/20	$31303	$30275	$29783
Oct/21	$41713	$39283	$38890
Oct/22	$30533	$29781	$29572
Oct/23	$34041	$33284	$33332
Oct/24	$42232	$41454	$41639

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus International Equity Fund, I Shares	24.06%	6.21%	5.56%
Bloomberg World ex-US Large-Mid Total Return Index*	24.55%	6.35%	5.36%
FTSE All-World Ex US Index (TR) (USD)**	24.92%	6.52%	5.41%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 196,184,009
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,692,941
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$196,184,009	84	$1,692,941	39%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.1%
Netherlands	2.7%
South Korea	3.5%
Spain	4.9%
Taiwan	5.3%
India	6.3%
United States	7.2%
Germany	8.0%
France	8.5%
Canada	8.6%
United Kingdom	9.8%
China	10.8%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	3.4%
SAP	2.3%
Tencent Holdings	2.0%
Shell PLC	1.9%
Siemens	1.8%
Deutsche Telekom	1.8%
Manulife Financial	1.7%
BNP Paribas	1.6%
Unilever PLC	1.6%
Schneider Electric	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 29, 2024, Knights of Columbus International Equity Fund changed its primary benchmark, with approval of the Funds' Board of Trustees, from the FTSE All-Word ex-US Index to the Bloomberg World ex-US Large-Mid Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
C000158714
Shareholder Report [Line Items]
Fund Name	Knights of Columbus International Equity Fund
Class Name	Class S
Trading Symbol	KCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).
Additional Information Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Additional Information Website	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund changed the vendor for its primary benchmark, from FTSE Russell to Bloomberg, as of February 29, 2024. All performance discussions and comparisons herein will consider that the fund was managed against the FTSE All World ex-US Index from October 2023 to February 2024 and the Bloomberg World ex US Large & Mid Cap Index from March 2024 and beyond.

Global equities showed strength throughout the fiscal year, with the FTSE index rising +24.92% and the Bloomberg index rising +24.55%. There were only a few short drawdowns along the way. There were several volatile patches in the uptrend. In July, Japanese equities fell sharply as currency carry trades reversed, and markets were generally weak. Then in late September, Chinese equities shot up after the government announced some long-anticipated stimulus measures. The global economic outlook remained stronger than expected. Most national economies remained steady and some actually saw GDP estimates raised.

Top sectors included Technology and Financials, which were strong across the board. The weakest sectors were Energy and Consumer Staples, which weakened partly due to the number of people substituting weight loss pills for sugary drinks and snacks. Canada was the strongest region, buoyed by its high concentration of Financials. Latin America was by far the weakest region as the two largest countries, Brazil and Mexico, barely managed positive returns.

The Fund Class S Shares appreciated +24.02% behind both benchmarks. Consumer Discretionary added the most to performance. Our top holdings were retail-oriented, including Spanish fast fashion company Industria de Diseno Textil SA (1.3% Average Wgt., +70.4% Total Return) and Canadian chain Dollarama Inc. (1.0%, +52.8%). The sector that detracted the most from performance was Health Care. We did not own Danish drug maker Novo-Nordisk A/S or Switzerland-based Roche Holding AG, and they returned +17.2% and +25.5%, respectively.

While many investor concerns remain, such as the path of inflation, interest rates, and the economy, one of the larger uncertainties of the next year will be decisions from the new administration in the US, elected only days after the past fiscal year for the Fund ended. Global trade implications will be at the top of the list. According to our risk management philosophy, we aim to perform well while balancing risks in the portfolio across regions, sectors, and individual holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Knights of Columbus International Equity Fund, Class S Shares - $16854	Bloomberg World ex-US Large-Mid Total Return Index* - $18831	FTSE All-World Ex US Index (TR) (USD)** - $16644
Jul/15	$10000	$10000	$10000
Oct/15	$9312	$10358	$9404
Oct/16	$9703	$11149	$9494
Oct/17	$12438	$12073	$11756
Oct/18	$11637	$12274	$10848
Oct/19	$12538	$15386	$12136
Oct/20	$12538	$12967	$11905
Oct/21	$16696	$18926	$15545
Oct/22	$12208	$15251	$11820
Oct/23	$13590	$14040	$13324
Oct/24	$16854	$18831	$16644

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Knights of Columbus International Equity Fund, Class S Shares	24.02%	6.10%	5.77%
Bloomberg World ex-US Large-Mid Total Return Index*	24.55%	6.35%	5.57%
FTSE All-World Ex US Index (TR) (USD)**	24.92%	6.52%	5.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 196,184,009
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 1,692,941
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$196,184,009	84	$1,692,941	39%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.1%
Netherlands	2.7%
South Korea	3.5%
Spain	4.9%
Taiwan	5.3%
India	6.3%
United States	7.2%
Germany	8.0%
France	8.5%
Canada	8.6%
United Kingdom	9.8%
China	10.8%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	3.4%
SAP	2.3%
Tencent Holdings	2.0%
Shell PLC	1.9%
Siemens	1.8%
Deutsche Telekom	1.8%
Manulife Financial	1.7%
BNP Paribas	1.6%
Unilever PLC	1.6%
Schneider Electric	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 29, 2024, Knights of Columbus International Equity Fund changed its primary benchmark, with approval of the Funds' Board of Trustees, from the FTSE All-Word ex-US Index to the Bloomberg World ex-US Large-Mid Total Return Index. For detailed information please see the Prospectus Supplement dated March 1, 2024.

Updated Prospectus Phone Number	1-844-KC-FUNDS (1-844-523-8637)
Updated Prospectus Web Address	https://www.kofcassetadvisors.org/resources/forms/#tab-1-application--account-forms